Secured Financings on Investments in Real Estate Debt - Schedule of Secured Financings on Investments in Real Estate Debt Transactions (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Secured Financings On Investments In Real Estate Debt [Line Items]
Collateral Assets		$ 485,406 [1]	$ 158,405	[1],[2]	$ 97,746	[2]
Outstanding Balance		$ 134,835	$ 108,254		$ 81,035
Barclays RA
Secured Financings On Investments In Real Estate Debt [Line Items]
Weighted Average Maturity Date		Feb. 26, 2026
Collateral Assets	[1]	$ 485,406
Outstanding Balance		$ 134,835
RMBS
Secured Financings On Investments In Real Estate Debt [Line Items]
Weighted Average Maturity Date			Mar. 17, 2021
Weighted Average Interest Rate			1.93%		2.62%
Collateral Assets	[2]		$ 155,538	[1]	$ 89,784
Outstanding Balance			$ 105,804		$ 74,876
CMBS
Secured Financings On Investments In Real Estate Debt [Line Items]
Weighted Average Maturity Date			Jan. 06, 2021
Weighted Average Interest Rate			2.10%
Collateral Assets	[1],[2]		$ 2,867
Outstanding Balance			$ 2,450

[1]	Represents the fair value of the Company’s investments in real estate debt.
[2]	Represents the fair value of the Company’s investments in real estate-related securities.